Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Mar. 31, 2024	Sep. 30, 2023	Mar. 30, 2023
Schedule of Property and Equipment [Line Items]
Property and equipment gross	$ 3,020		$ 2,893
Less: Accumulated depreciation	(1,257)		(1,034)
Property and equipment, net	1,763	$ 1,859	1,859
Equipment and furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment gross	$ 924		858
Laboratory equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment estimated useful life	5 years
Property and equipment gross	$ 621		601
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment gross	$ 891		850
Property and equipment estimated useful life	Shorter of estimated useful life or remaining lease term
Construction in progress [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment gross	$ 584		$ 584
Minimum [Member] | Equipment and furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment estimated useful life	5 years
Maximum [Member] | Equipment and furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment estimated useful life	7 years